UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6663

SB Adjustable Rate Income Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SB ADJUSTABLE

RATE INCOME FUND

SMITH BARNEY CLASSES OF SHARES

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   NOVEMBER 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

DAVID A. TORCHIA PORTFOLIO MANAGER	THERESA M. VERES PORTFOLIO MANAGER

Classic Series

Semi-Annual Report • November 30, 2004

SB ADJUSTABLE RATE INCOME FUND

DAVID A. TORCHIA

David A. Torchia has more than 20 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

THERESA M. VERES

Theresa M. Veres has more than 15 years of securities business experience. Ms. Veres holds a BS in Finance and Marketing from Drexel University.

FUND OBJECTIVE

The fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The fund will invest at least 80% of its net assets in adjustable rate securities, which may include U.S. government securities. Also, the fund invests up to 20% of its net assets in short duration corporate and U.S. government fixed rate debt securities.

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the reporting period. Following a robust 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”)i growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, estimated third quarter 2004 GDP rose a solid 3.9%.

The Federal Reserve Board (“Fed”)ii raised its target for the federal funds rateiii by 0.25% to 1.25% at the end of June 2004 as a countermeasure to the resilient strength of the economy. This was the first rate increase in four years. The Fed again raised its target for the short-term rate in 0.25% increments in August, September and November, to 2.00%. Coinciding with the November rate hike, the Fed stated: “Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained.”iv The market interpreted this statement to mean that the Fed would continue to raise rates in the future and, in fact, the Fed raised its target rate once again by 0.25% at its December meeting, after the close of the portfolio’s reporting period. Higher rates may result in increased levels of income from fixed-income securities. However, rising rates would also lead to declining prices on outstanding fixed-income securities, as bond prices generally move in the opposite direction of interest rates.

PERFORMANCE SNAPSHOT

AS OF NOVEMBER 30, 2004

(excluding sales charges)

(unaudited)

6 Months

Smith Barney Class A Shares	0.94%

Citigroup 6-Month U.S. Treasury Bill Index	0.71%

Lipper Adjustable-Rate Mortgage Funds Category Average	0.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class B shares returned 0.70%, Smith Barney Class C shares returned 0.60%, Smith Barney Class Y shares returned 1.00%, Salomon Brothers Class A shares 0.83%, Salomon Brothers Class B shares returned 0.54% and Salomon Brothers Class C shares returned 0.58% over the six months ended November 30, 2004.

1        SB Adjustable Rate Income Fund       |      2004 Semi-Annual Report

Performance Review

For the six-months ended November 30, 2004, Smith Barney Class A shares of the SB Adjustable Rate Income Fund, excluding sales charges, returned 0.94%. These shares outperformed the fund’s unmanaged benchmark, the Citigroup 6-month U.S. Treasury Bill Index,v which returned 0.71% over the same time frame. The Smith Barney Class A shares also performed in-line with the Lipper adjustable rate mortgage funds category average,vi which was 0.87% over the six months ended November 30, 2004.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 20, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the fund is subject to fluctuations in share price as interest rates rise and fall. Adjustable rate securities are subject to additional risks such as prepayment risk. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

All	index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	Source: The Federal Reserve Board, November 10, 2004.
[v]	The Citigroup 6-month U.S. Treasury Bill Index consists of six-month United States Treasury bill whose return is tracked until its maturity.
vi	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended November 30, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 18 funds in the fund’s Lipper category, and excluding sales charges.

2        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Fund at a Glance (unaudited)

3        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2004 and held for the six months ended November 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Smith Barney Class A	0.94%	$1,000.00	$1,009.40	0.92%	$4.63

Smith Barney Class B	0.70	1,000.00	1,007.00	1.43	7.19

Smith Barney Class C	0.60	1,000.00	1,006.00	1.41	7.09

Smith Barney Class Y	1.00	1,000.00	1,010.00	0.61	3.07

Salomon Brothers Class A	0.83	1,000.00	1,008.30	1.01	5.08

Salomon Brothers Class B	0.54	1,000.00	1,005.40	1.53	7.69

Salomon Brothers Class C	0.58	1,000.00	1,005.80	1.45	7.29

(1)	For the six months ended November 30, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Smith Barney Class A and Salomon Brothers Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Smith Barney Class B and Salomon Brothers Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Smith Barney Class A	5.00%	$1,000.00	$1,020.46	0.92%	$4.66

Smith Barney Class B	5.00	1,000.00	1,017.90	1.43	7.23

Smith Barney Class C	5.00	1,000.00	1,018.00	1.41	7.13

Smith Barney Class Y	5.00	1,000.00	1,022.01	0.61	3.09

Salomon Brothers Class A	5.00	1,000.00	1,020.00	1.01	5.11

Salomon Brothers Class B	5.00	1,000.00	1,017.40	1.53	7.74

Salomon Brothers Class C	5.00	1,000.00	1,017.80	1.45	7.33

(1)	For the six months ended November 30, 2004.
(2)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ADJUSTABLE-RATE SECURITIES — 89.5%
ASSET-BACKED SECURITIES — 22.9%
$15,000,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 2.490% due 12/22/08	$15,077,721
961,744	AAA	Ameriquest Mortgage Securities Inc., Series 2001-1, Class A, 2.470% due 6/25/31	962,766
		Amortizing Residential Collateral Trust:
10,000,000	AA	Series 2002-BC4, Class M1, 2.880% due 7/25/32	10,015,200
2,655,762	AAA	Series 2002-BC6, Class A2, 2.530% due 8/25/32	2,660,587
3,507,568	AAA	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class A2, 2.450% due 6/15/33	3,510,676
		Bayview Financial Acquisition Trust:
4,250,000	AAA	Series 2001-CA, Class A1, 2.550% due 8/25/36 (b)	4,253,299
5,410,857	AAA	Series 2001-DA, Class A, 2.560% due 11/25/31 (b)	5,414,361
12,500,000	Aaa*	Series 2002-BA, Class A2, 2.830% due 3/25/35 (b)	12,508,135
5,407,984	AA	Series 2003-BA, Class M1, 3.680% due 4/25/33 (b)	5,424,844
6,196,378	AAA	Series 2003-E, Class A, 2.693% due 10/28/34	6,203,572
		Bear Stearns Asset-Backed Securities Trust:
6,638,626	AAA	Series 2003-1, Class A1, 2.680% due 11/25/42	6,647,589
5,977,312	AAA	Series 2003-SD1, Class A, 2.630% due 12/25/33	6,000,639
5,197,637	AAA	Series 2003-SD3, Class A, 2.660% due 10/25/33	5,213,275
		Business Loan Express, Class A:
481,161	NR	Series 1998-1, 4.000% due 1/15/25 (b)	470,091
6,068,439	Aaa*	Series 2001-2A, 2.760% due 1/25/28 (b)	6,066,383
3,512,249	Aaa*	Series 2002-1A, 2.730% due 7/25/28 (b)	3,506,861
3,537,608	AAA	Series 2002-AA, 2.830% due 6/25/28 (b)	3,548,247
12,941,727	AAA	Series 2003-AA, 3.050% due 5/15/29 (b)	13,120,347
		CDC Mortgage Capital Trust:
399,028	AAA	Series 2002-HE1, Class A, 2.490% due 1/25/33	399,672
2,345,497	AAA	Series 2002-HE3, Class A2, 2.720% due 12/27/32	2,356,299
1,390,734	AAA	Cendant Mortgage Corp., Series 2003-A, Class A3, 2.730%, due 7/25/43 (b)	1,395,615
2,500,000	AAA	Chesapeake Funding LLC, Series 2004-1A, Class A2, 2.221% due 7/7/16 (b)	2,505,899
5,051,752	AAA	Countrywide Asset-Backed Certificates, Series 2002-6, Class AV1, 2.610% due 5/25/33	5,063,109
4,912,549	AAA	Credit Based Asset Servicing and Securitization, Series 2003-RP1, Class A, 2.730% due 3/25/33 (b)	4,916,738
2,846,087	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 2.640% due 8/25/32	2,855,589
		First North American National Bank, Class A:
4,500,000	AAA	Series 2002-A, 2.420% due 7/16/11	4,516,360
5,200,000	AAA	Series 2003-A, 2.580% due 5/16/11	5,229,202
5,355,247	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A, 2.690% due 10/20/32	5,365,870
3,714,765	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2001-B, Class AV, 2.430% due 4/25/31	3,719,722
2,371,798	AAA	Long Beach Mortgage Loan Trust, Series 2003-1, Class A2, 2.580% due 3/25/33	2,376,174
6,979,515	AAA	MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 2.600% due 12/25/32	7,001,478
626,218	Aaa*	Missouri Higher Education Loan Authority, Series 1997, Class P, 2.238% due 7/25/08	626,218
		MMCA Auto Lease Trust:
4,152,226	AA	Series 2002-1, Class A4, 2.380% due 1/15/10	4,146,569
8,910,500	AAA	Series 2002-A, Class A3, 2.450% due 9/15/06 (b)	8,909,822
		The Money Store Business Loan-Backed Certificates, Class A:
688,983	AAA	Series 1997-1, 2.900% due 4/15/28	655,881
446,021	Aaa*	Series 1997-2, 2.800% due 2/15/29	426,742
		The Money Store SBA Loan-Backed Adjustable Rate Certificates, Class A:
172,999	Aaa*	Series 1996-2, 2.860% due 4/15/24	163,488
363,164	Aaa*	Series 1997-1, 2.750% due 1/15/25	346,228

See Notes to Financial Statements.

6        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 22.9% (continued)
$11,500,000	AAA	Morgan Stanley Capital I Inc. Trust, Series 2003-HE1, Class A4, 2.680% due 5/25/33	$11,531,883
		New Century Home Equity Loan Trust:
4,290,610	AAA	Series 2003-2, Class A2, 2.610% due 1/25/33	4,299,968
12,549,000	AA	Series 2004-2, Class M2, 2.800% due 8/25/34	12,572,643
		NovaStar Mortgage Funding Trust:
329,482	AAA	Series 2000-2, Class A1, 2.460% due 1/25/31	329,696
		Series 2003-1:
4,410,436	AAA	Class A2, 2.570% due 5/25/33	4,415,164
10,000,000	AA	Class M1, 3.130% due 5/25/33	10,082,163
10,000,000	AA	Option One Mortgage Loan Trust, Series 2003-1, Class M1, 3.080% due 2/25/33	10,101,026
		Renaissance Home Equity Loan Trust, Class A:
6,309,388	AAA	Series 2003-1, 2.610% due 6/25/33	6,317,151
4,894,771	AAA	Series 2003-2, 2.620% due 8/25/33	4,897,458
11,543,227	AAA	Series 2003-3, 2.680% due 12/25/33	11,552,472
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 2.880% due 6/25/33	5,030,832
3,703,875	Aaa*	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 2.520% due 1/25/34	3,704,770
		Structured Asset Investment Loan Trust:
2,881,663	AAA	Series 2003-BC1, Class A2, 2.520% due 1/25/33	2,887,498
1,470,361	AAA	Series 2003-BC2, Class A3, 2.530% due 4/25/33	1,473,082
4,984,844	AAA	Series 2003-BC9, Class 3A3, 2.530% due 8/25/33	4,989,056
12,254,000	AAA	Series 2003-BC10, Class 3A5, 2.660% due 10/25/33	12,260,735

		TOTAL ASSET-BACKED SECURITIES (Cost — $279,202,000)	280,026,865

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.7%
2,847,598	AAA	Bank of America Mortgage Securities, Inc., Series 2003-B, Class 1A1, 3.002% due 3/25/33	2,841,414
4,735,215	AAA	Bear Stearns ARM Trust, Series 2002-5, Class 1A, 4.075% due 6/25/32	4,762,603
6,945,587	AAA	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3, 2.780% due 10/25/33	6,949,447
5,598,678	AAA	Commercial Mortgage Pass-Through Certificates, Series 2002-FL7, Class A2, 2.450% due 11/15/14 (b)	5,602,480
		Countrywide Home Loans Mortgage Pass-Through Trust:
6,627,947	AAA	Series 2002-26, Class A4, 2.680% due 12/25/17	6,646,602
1,223,222	Aaa*	Series 2003-1, Class 1A16, 2.680% due 3/25/33	1,225,265
6,945,081	AAA	Series 2003-15, Class 1A1, 2.680% due 6/25/18	6,961,355
9,291,134	AAA	Series 2003-20, Class 3A6, 2.630% due 7/25/18	9,262,154
4,687,026	AAA	Series 2003-37, Class 2A1, 4.318% due 9/25/33	4,647,048
11,181,832	AAA	Series 2003-HYB3, Class 7A1, 3.813% due 11/19/33	10,916,224
		Credit Based Asset Servicing and Securitization:
6,089,728	AAA	Series 2001-CB3, Class A1A, 2.520% due 10/25/30	6,097,297
1,192,159	AAA	Series 2002-CB6, Class 2A1, 2.680% due 1/25/33	1,193,793
3,844,411	AAA	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-4, Class 7AR2, 2.630% due 6/25/34	3,847,578
3,354,810	AAA	First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 3.896% due 6/25/30	3,379,481
		GMAC Commercial Mortgage Asset Corp.:
4,475,090	Aa1*	Series 2000-FLFA, Class B, 2.740% due 9/20/10 (b)	4,479,022
6,912,058	AAA	Series 2003-SNFA, Class A, 2.910% due 1/17/18 (b)	6,918,152

See Notes to Financial Statements.

7        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.7% (continued)
$ 2,271,008	AAA	GS Mortgage Securities Corp., Series 2000-1A, Class A, 2.490% due 3/20/23 (b)	$2,274,486
		Impac CMB Trust:
1,898,444	Aa2*	Series 2001-4, Class M1, 3.905% due 12/25/31	1,900,341
2,276,994	AA	Series 2003-3, Class M1, 3.030% due 3/25/33	2,292,283
2,303,819	AA+	Series 2003-8, Class 1A2, 2.680% due 10/25/33	2,306,790
2,085,914	AAA	Series 2003-9F, Class A1, 2.580% due 7/25/33	2,087,850
7,146,993	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.580% due 11/25/34	7,153,378
11,703,482	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, 2.580% due 11/25/33	11,719,562
810,762	AAA	MASTR ARM Trust Corp., Series 2003-3, Class 3A1, 4.812% due 9/25/33	811,404
2,992,659	AAA	MASTR Asset Securitization Trust, Series 2002-NC1, Class A2, 2.620% due 10/25/32	2,999,863
2,550,763	Aa2*	Merit Securities Corp., Series 11PA, Class B1, 3.393% due 9/28/32 (b)	2,543,297
13,297,486	AAA	Merrill Lynch Mortgage Investors, Inc., Series 2003-A5, Class 2A3, 3.246% due 8/25/33	13,272,031
		MLCC Mortgage Investors, Inc.:
398,395	AAA	Series 1997-B, Class A, 2.380% due 3/16/26	398,234
174,256	AAA	Series 1999-A, Class A, 2.480% due 3/15/25	174,536
14,920,981	AAA	Series 2003-A, Class 2A2, 2.360% due 3/25/28	14,954,110
10,284,825	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2, 2.382% due 7/25/34	10,250,108
		Residential Asset Securitization Trust:
5,362,962	AAA	Series 2003-A3, Class A, 2.630% due 4/25/33	5,370,078
5,228,655	AAA	Series 2003-A5, Class A5, 2.432% due 6/25/33	5,223,046
		Series 2003-A11:
7,976,421	AAA	Class A2, 2.630% due 11/25/33	7,971,832
1,644,965	AAA	Class A4, 3.380% due 11/25/33	1,646,902
7,891,914	AAA	Series 2004-A4, Class A2, 2.530%, due 8/25/34	7,882,176
6,186,418	AAA	Residential Funding Mortgage Securities Trust, Series 2003-S10 Class A2, 2.580% due 6/25/33	6,189,126
36,424	Aa2*	Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 4.541% due 10/25/31	36,486
		Sequoia Mortgage Trust:
11,588,292	AAA	Series 9, Class 2A, 3.337% due 9/20/32	11,831,742
3,386,155	AAA	Series 2003-2, Class A1, 2.470% due 6/20/33	3,389,293
		Structured ARM Loan Trust:
5,461,261	AAA	Series 2004-1, Class 2A, 2.490% due 2/25/34	5,463,570
6,664,195	AAA	Series 2004-2, Class 1A1, 4.269% due 3/25/34	6,897,234
12,985,808	Aaa*	Series 2004-17, Class A1, 2.768% due 11/25/34	13,083,201
		Structured Asset Mortgage Investments Trust:
		Series 2002-AR1:
5,195,313	AAA	Class 1A, 4.273% due 3/25/32	5,237,257
7,779,365	AAA	Class 2A, 3.429% due 3/25/32	7,844,259
6,631,008	AAA	Series 2003-AR2, Class A1, 2.500% due 12/19/33	6,623,695
5,024,035	AAA	Series 2003-CL1, Class 1F2, 2.780% due 7/25/32	5,036,298
		Structured Asset Securities Corp.:
5,845,642	AAA	Series 2002-11A, Class 1A1, 3.599% due 6/25/32	5,979,210
13,007,382	AAA	Series 2002-16A, Class 1A1, 3.950% due 8/25/32	13,361,038
9,814,398	AAA	Series 2002-18A, Class 1A1, 4.052% due 9/25/32	10,119,337
2,984,762	AAA	Series 2003-8, Class 2A9, 2.680% due 4/25/33	2,985,312
3,135,553	AAA	Series 2003-NP3, Class A1, 2.680% due 11/25/33 (b)	3,139,605
		Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates:
404,949	AAA	Series 2001-9, Class 1A1, 4.137% due 4/25/28	409,494
8,518,760	AAA	Series 2002-AR1, Class 1A1, 4.092% due 11/25/30	8,581,428
3,920,391	AAA	Series 2003-AR10, Class A2, 2.600% due 10/25/33	3,922,812
4,646,699	AAA	Series 2003-S4, Class 2A9, 3.330% due 6/25/33	4,629,514
7,900,521	AAA	Series 2004-AR2, Class A, 2.846% due 4/25/44	7,949,747

See Notes to Financial Statements.

8        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.7% (continued)
		Wells Fargo Mortgage Backed Securities Trust:
$10,596,140	Aaa*	Series 2003-5, Class A4, 2.580% due 5/25/33	$10,599,723
13,000,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34	12,964,133
6,914,908	Aaa*	Series 2004-Y, Class 1A1, 4.582% due 11/25/34	6,903,524

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $352,851,704)	352,139,260

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
1,562,700	AAA	FHLMC Strip, Series 19, Class F, 2.385% due 6/1/28	1,557,024
		FNMA Grantor Trust:
1,245,259	AAA	Series 2000-T6, Class A3, 4.597% due 1/25/28	1,289,833
532,821	AAA	Series 2001-T1, Class A2, 4.464% due 10/25/40	542,685
8,740,452	AAA	Series 2002-T18, Class A5, 4.161% due 5/25/42	8,944,628
10,569,290	AAA	Series 2002-T19, Class A4, 4.174% due 3/25/42	10,686,645
11,653,571	AAA	Series 2004-T3, Class 2A, 4.011% due 8/25/43 (c)	11,951,937
		FNMA REMIC Trust:
		Series 2003-117:
5,739,524	AAA	Class DF, 2.730% due 12/25/33 (c)	5,747,485
4,524,332	AAA	Class KF, 2.580% due 8/25/33 (c)	4,545,518
16,372,503	AAA	Series 2004-31, Class FG, 2.580% due 8/25/33 (c)	16,429,351
4,859,830	AAA	Series 2004-54, Class FM, 2.480% due 7/25/34 (c)	4,876,604
8,963,018	AAA	FNMA Trust, Series 2003-W6, Class 6A, 4.228% due 8/25/42 (c)	9,126,038

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $76,355,530)	75,697,748

U.S. GOVERNMENT AGENCY PASS-THROUGHS — 31.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 6.9%
		FHLMC Six Month LIBOR:
1,133,278	AAA	3.895% due 10/1/26	1,157,527
230,170	AAA	3.773% due 7/1/27	236,673
5,032,010	AAA	FHLMC One Year LIBOR, 4.940% due 5/1/33	5,111,940
		FHLMC One Year CMT ARM:
713,966	AAA	3.799% due 12/1/23	743,817
355,280	AAA	4.231% due 2/1/24	361,693
2,052,467	AAA	3.505% due 4/1/26	2,122,888
3,819,225	AAA	3.650% due 11/1/26	3,942,988
4,679,271	AAA	3.613% due 6/1/29	4,838,721
1,691,175	AAA	5.079% due 3/1/31	1,729,134
508,571	AAA	6.832% due 5/1/31	503,734
14,812,218	AAA	4.849% due 3/1/33	14,948,967
12,633,316	AAA	3.590% due 12/1/33	12,691,858
452,595	AAA	FHLMC Three Year CMT ARM, 5.659% due 12/1/30	456,590
		FHLMC Five Year CMT ARM:
709,465	AAA	6.949% due 8/1/25	730,282
233,876	AAA	6.702% due 12/1/30	233,680
		FHLMC 3/1 Hybrid ARM:
3,274,092	AAA	3.622% due 7/1/29	3,358,015
212,338	AAA	4.093% due 8/1/29	217,042
4,337,346	AAA	4.224% due 8/1/32	4,506,012
4,796,056	AAA	4.680% due 8/1/32	4,855,404
5,049,520	AAA	3.358% due 10/1/33	5,063,603

See Notes to Financial Statements.

9        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal Home Loan Mortgage Corporation (FHLMC) — 6.9% (continued)
		FHLMC 5/1 Hybrid ARM:
$ 1,469,519	AAA	3.867% due 12/1/26	$1,509,661
903,665	AAA	3.642% due 7/1/29	927,249
4,174,399	AAA	3.685% due 7/1/29	4,280,115
1,140,327	AAA	5.639% due 11/1/31	1,173,944
1,502,812	AAA	5.850% due 3/1/32	1,546,908
5,892,280	AAA	3.959% due 7/1/33	5,870,046
1,846,402	AAA	5.516% due 8/1/34	1,821,855

		Total Federal Home Loan Mortgage Corporation (Cost — $85,320,750)	84,940,346

Federal National Mortgage Association (FNMA) — 20.8%
3,407,792	AAA	FNMA 11th District COFI, 5.621% due 2/1/31	3,421,369
		FNMA Six Month CD ARM:
1,186,845	AAA	2.707% due 12/1/20	1,190,555
115,320	AAA	3.452% due 6/1/24	117,107
1,084,901	AAA	3.504% due 7/1/24	1,123,785
2,646,904	AAA	3.226% due 9/1/24	2,716,965
713,935	AAA	3.495% due 9/1/24	731,231
		FNMA Six Month LIBOR:
1,034,795	AAA	6.296% due 11/1/31	1,050,648
3,943,063	AAA	5.148% due 10/1/32	4,025,817
13,041,130	AAA	4.693% due 1/1/33 (c)	13,215,737
5,567,608	AAA	4.845% due 1/1/33	5,692,544
10,532,069	AAA	4.685% due 2/1/33	10,744,866
10,700,541	AAA	4.889% due 2/1/33 (c)	10,925,553
11,420,437	AAA	4.479% due 4/1/33	11,503,487
2,832,093	AAA	4.705% due 4/1/33	2,889,837
9,413,750	AAA	4.549% due 5/1/33	9,583,571
6,540,257	AAA	4.445% due 6/1/33	6,643,252
		FNMA One Year LIBOR:
2,482,282	AAA	4.933% due 8/1/32	2,520,375
2,807,412	AAA	4.982% due 11/1/32	2,848,659
3,653,541	AAA	4.748% due 3/1/33 (c)	3,714,240
4,492,615	AAA	3.918% due 4/1/33 (c)	4,580,341
5,957,469	AAA	3.116% due 8/1/33	5,981,993
11,782,682	AAA	4.808% due 10/1/34	11,964,106
		FNMA One Year CMT ARM:
598,005	AAA	3.479% due 8/1/15	607,465
898,813	AAA	3.691% due 11/1/18	927,298
458,862	AAA	2.964% due 4/1/20	467,568
629,808	AAA	3.811% due 4/1/20	648,096
348,888	AAA	3.767% due 7/1/21	358,982
218,618	AAA	3.853% due 8/1/22	224,856
76,744	AAA	1.785% due 3/1/23	75,466
313,302	AAA	4.191% due 7/1/23	324,832
569,024	AAA	2.988% due 8/1/23	577,635
871,300	AAA	4.026% due 2/1/24	901,657
159,682	AAA	4.320% due 6/1/25	160,473
243,338	AAA	3.743% due 12/1/25	252,463
523,794	AAA	3.808% due 1/1/26	549,800

See Notes to Financial Statements.

10        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) — 20.8% (continued)
$ 509,797	AAA	4.156% due 1/1/27	$522,108
3,275,009	AAA	3.611% due 7/1/27	3,407,032
627,037	AAA	4.113% due 8/1/27	630,606
3,149,436	AAA	3.668% due 1/1/28	3,260,388
65,542	AAA	3.672% due 2/1/28	68,044
452,758	AAA	3.858% due 3/1/28	467,321
2,112,445	AAA	4.351% due 2/1/29	2,158,902
1,631,753	AAA	6.035% due 2/1/29	1,647,344
1,440,956	AAA	6.865% due 8/1/29	1,481,756
309,114	AAA	6.486% due 9/1/29	318,309
3,105,953	AAA	4.206% due 11/1/29	3,171,431
653,746	AAA	6.652% due 1/1/30	658,880
977,411	AAA	6.440% due 5/1/30	993,829
1,910,932	AAA	6.124% due 9/1/30	1,953,792
4,196,120	AAA	4.066% due 12/1/30	4,313,160
697,951	AAA	3.780% due 1/1/31	721,819
1,049,067	AAA	6.562% due 2/1/31	1,086,895
1,536,359	AAA	4.024% due 3/1/31	1,576,620
288,045	AAA	6.396% due 4/1/31	296,896
717,058	AAA	7.002% due 4/1/31	707,597
2,562,367	AAA	3.993% due 7/1/31	2,656,650
3,247,707	AAA	6.158% due 9/1/31	3,267,125
657,222	AAA	6.336% due 9/1/31	668,412
3,103,899	AAA	6.276% due 10/1/31	3,166,939
882,821	AAA	5.495% due 3/1/32	911,069
2,208,535	AAA	5.467% due 5/1/32	2,277,032
1,617,711	AAA	5.285% due 6/1/32	1,650,152
5,417,440	AAA	5.725% due 6/1/32	5,516,645
2,503,333	AAA	5.835% due 6/1/32	2,597,357
1,849,617	AAA	5.625% due 7/1/32	1,887,866
5,531,654	AAA	6.006% due 7/1/32	5,758,256
3,931,626	AAA	4.771% due 9/1/32	3,989,847
3,689,822	AAA	5.549% due 9/1/32	3,734,042
3,222,277	AAA	4.715% due 11/1/32	3,314,531
1,753,042	AAA	4.870% due 11/1/32	1,812,178
10,863,551	AAA	4.784% due 12/1/32	11,124,638
8,332,606	AAA	3.861% due 1/1/33	8,501,930
2,472,388	AAA	4.587% due 1/1/33 (c)	2,526,162
7,376,599	AAA	4.639% due 4/1/33	7,445,669
5,614,361	AAA	4.061% due 5/1/33 (c)	5,650,615
5,337,803	AAA	4.216% due 7/1/33	5,286,952
2,724,095	AAA	4.372% due 7/1/33	2,709,934
6,594,443	AAA	3.878% due 9/1/37	6,783,605
1,000,664	AAA	6.648% due 12/1/40	1,020,258
		FNMA Three Year CMT ARM:
595,199	AAA	6.231% due 9/1/21	611,802
4,600,179	AAA	6.077% due 6/1/30	4,746,203
2,397,507	AAA	FNMA Five Year CMT ARM, 6.568% due 5/1/30	2,406,508

		Total Federal National Mortgage Association (Cost — $256,489,470)	254,727,735

See Notes to Financial Statements.

11        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Government National Mortgage Association (GNMA) — 3.9%
		GNMA II One Year CMT ARM:
$ 479,330	AAA	3.375% due 2/20/16	$485,030
588,740	AAA	3.375% due 6/20/17	593,412
1,476,306	AAA	3.750% due 9/20/20	1,498,713
848,934	AAA	3.375% due 3/20/21	861,471
2,988,901	AAA	3.375% due 6/20/22	3,027,518
737,048	AAA	3.750% due 8/20/22	747,728
1,924,613	AAA	4.625% due 10/20/22	1,964,739
952,559	AAA	4.625% due 11/20/22	972,457
401,221	AAA	4.625% due 12/20/22	408,124
717,727	AAA	3.375% due 5/20/23	724,558
566,369	AAA	3.375% due 1/20/24	574,060
1,201,937	AAA	3.375% due 3/20/24	1,216,504
706,992	AAA	3.375% due 5/20/26	717,099
1,478,277	AAA	3.750% due 9/20/27	1,497,130
1,423,333	AAA	4.625% due 10/20/27	1,455,501
4,147,939	AAA	3.375% due 4/20/32	4,176,674
2,064,218	AAA	3.375% due 5/20/32	2,085,997
9,117,993	AAA	3.500% due 7/20/32	9,281,826
6,863,146	AAA	3.500% due 8/20/32	6,952,581
1,581,704	AAA	3.500% due 9/20/32	1,599,886
6,812,159	AAA	3.500% due 7/20/34	6,679,838

		Total Government National Mortgage Association (Cost — $47,599,171)	47,520,846

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS (Cost — $389,409,391)	387,188,927

PAC IOs — 0.1%
11,967,626	Aaa*	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, yield to maturity 9.893% due 4/18/29	478,368
5,188,392	Aaa*	JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity 9.210% due 9/15/29	219,021
22,654,377	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity 5.257% due 10/15/35	519,814

		TOTAL PAC IOs (Cost — $1,370,125)	1,217,203

		TOTAL ADJUSTABLE-RATE SECURITIES (Cost — $1,099,188,750)	1,096,270,003

FIXED-RATE SECURITIES — 8.8%
ASSET-BACKED SECURITIES — 3.7%
3,000,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A3, 2.180% due 7/7/08	2,975,895
5,000,000	AAA	Capital One Master Trust, Series 2000-2, Class A, 7.200% due 8/15/08	5,121,223
6,600,000	AAA	Credit Acceptance Auto Dealer Loan Trust, Series 2004-1, Class A, 2.530% due 8/17/09 (b)	6,589,688
4,019,619	AAA	EQCC Home Equity Loan Trust, Series 1999-3, Class A4F, 7.371% due 6/25/28	4,099,975
25,824,189	AAA	GMAC Home Equity Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25	25,776,135
168,869	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (b)	172,074
790,198	Aaa*	Vanderbilt Mortgage Finance, Series 1998-A, Class 1A4, 6.505% due 6/7/14	792,445

		TOTAL ASSET-BACKED SECURITIES (Cost — $46,049,895)	45,527,435

See Notes to Financial Statements.

12        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
$ 3,693,237	AAA	Structured Asset Securities Corp., Series 2002-18A, Class 4A, 3.946% due 9/25/32	$3,806,794
6,822,578	Aaa*	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A17, 4.500% due 6/25/33	6,802,772

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $10,686,980)	10,609,566

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
		FHLMC:
1,641,399	AAA	Series 2525, Class AM, 4.500% due 4/15/32 (c)	1,501,753
4,069,266	AAA	Series 2537, Class LA, 4.250% due 5/15/30 (c)	4,084,891
2,066,948	AAA	Series 2579, Class WF, 2.540% due 11/15/26 (c)	2,070,100
4,000,000	AAA	Series 2852, Class TE, 5.000% due 1/15/13 (c)	4,099,991
6,000,000	AAA	Series 2866, Class WA, 5.000% due 8/15/16	6,151,762
1,824,599	AAA	FNMA Grantor Trust, Series 2002-T6, Class A1, 3.310% due 2/25/32	1,814,805
		FNMA REMIC Trust:
2,865,369	AAA	Series 1993-251, Class PH, 6.500% due 7/25/23	2,911,450
6,623,660	AAA	Series 2003-111, Class HR, 3.750% due 5/25/30 (c)	6,535,339
404,243	AAA	FNMA Whole Loan, Series 2003-W14, Class 1A1, 1.950% due 9/25/43 (c)	403,837

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $29,775,558)	29,573,928

U.S. GOVERNMENT AGENCY NOTES & BONDS — 0.6%
7,100,000	AAA	FHLMC, Global Notes, 5.500% due 7/15/06 (Cost — $7,465,250)	7,371,177

U.S. GOVERNMENT AGENCY PASS-THROUGHS — 1.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.7%
		FHLMC Gold Fifteen Year:
28,040	AAA	6.000% due 5/1/08	29,295
30,703	AAA	6.000% due 6/1/08	32,078
57,364	AAA	6.000% due 11/1/08	59,932
535,058	AAA	6.000% due 3/1/09	560,548
534,357	AAA	5.500% due 4/1/09	553,082
52,620	AAA	6.000% due 4/1/09	55,128
50,910	AAA	6.000% due 7/1/09	53,517
155,412	AAA	6.000% due 3/1/11	163,372
250,644	AAA	6.000% due 5/1/11	263,483
289,045	AAA	6.000% due 6/1/11	303,851
1,020,175	AAA	5.500% due 5/1/12	1,055,923
1,297,251	AAA	6.500% due 9/1/14	1,374,670
1,432,045	AAA	6.000% due 10/1/15	1,505,356
1,357,673	AAA	6.000% due 4/1/17	1,423,787
426,347	AAA	6.000% due 5/1/17	447,106
806,875	AAA	6.000% due 6/1/17	846,161
49,161	AAA	FHLMC Gold Thirty Year, 6.500% due 4/1/29	51,647

		Total Federal Home Loan Mortgage Corporation (Cost — $8,453,360)	8,778,936

Federal National Mortgage Association (FNMA) — 0.4%
		FNMA Fifteen Year:
361,126	AAA	6.500% due 7/1/08	379,409
437,701	AAA	5.500% due 2/1/09	453,316
560,313	AAA	6.000% due 11/1/09	584,798

See Notes to Financial Statements.

13        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) — 0.4% (continued)
$ 680,540	AAA	5.500% due 3/1/11	$704,900
2,830,310	AAA	6.000% due 5/1/12	2,953,989

		Total Federal National Mortgage Association (Cost — $4,892,874)	5,076,412

Government National Mortgage Association (GNMA) — 0.1%
		GNMA Fifteen Year:
610,233	AAA	6.500% due 8/15/08	642,002
206,234	AAA	6.000% due 12/15/08	215,226

		Total Government National Mortgage Association (Cost — $818,281)	857,228

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS (Cost — $14,164,515)	14,712,576

		TOTAL FIXED-RATE SECURITIES (Cost — $108,142,198)	107,794,682

COMMERCIAL PAPER — 1.8%
22,408,000	P-1*	Aspen Funding Corp., 2.050% due 12/1/04 (Cost — $22,408,000)	22,408,000

		TOTAL INVESTMENTS — 100.1% (Cost — $1,229,738,948**)	1,226,472,685
		Liabilities in Excess of Other Assets — (0.1%)	(1,785,382)

		TOTAL NET ASSETS — 100.0%	$1,224,687,303

(a)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(c)	All or a portion of this security has been segregated for open futures contracts commitments.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM     —  Adjustable Rate Mortgage

CD        —  Certificate of Deposit

CMO    —  Collateralized Mortgage Obligation

CMT     —  Constant Maturity Treasury Index

LIBOR   —  London Interbank Offered Rate

PAC IO —  Planned Amortization Class – Interest Only

REMIC  —  Real Estate Mortgage Investment Conduit

SBA      —  Small Business Administration

See pages 15 and 16 for definitions of ratings.

See Notes to Financial Statements.

14        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB

—   Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Baa”, where 1 is the highest and 3 the lowest rating within its generic category.
Aaa

—   Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—   Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

15        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1

—   Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	— Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest.
A-1

—   Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

16        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) November 30, 2004

ASSETS:
Investments, at value (Cost — $1,229,738,948)	$1,226,472,685
Cash	993
Cash collateral at broker (Note 3)	288,750
Receivable for Fund shares sold	4,548,749
Interest receivable	3,078,875
Principal payments receivable	2,133,931
Prepaid expenses	60,844

Total Assets	1,236,584,827

LIABILITIES:
Payable for securities purchased	6,151,667
Payable for Fund shares reacquired	4,504,370
Investment advisory fee payable	415,832
Administration fee payable	207,944
Distribution plan fees payable	203,300
Dividends payable	152,356
Payable to broker — variation margin	90,235
Accrued expenses	171,820

Total Liabilities	11,897,524

Total Net Assets	$1,224,687,303

NET ASSETS:
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)	$127,550
Capital paid in excess of par value	1,265,195,190
Overdistributed net investment income	(2,972,424)
Accumulated net realized loss from investment transactions and futures contracts	(34,915,889)
Net unrealized depreciation of investments and futures contracts	(2,747,124)

Total Net Assets	$1,224,687,303

Shares Outstanding:
Smith Barney Class A	42,828,672

Smith Barney Class B	2,158,641

Smith Barney Class C	61,673,085

Smith Barney Class Y	11,477,099

Salomon Brothers Class A	4,625,391

Salomon Brothers Class B	19,539

Salomon Brothers Class C	4,767,919

Net Asset Value:
Smith Barney Class A (and redemption price)	$9.63

Smith Barney Class B *	$9.54

Smith Barney Class C (and redemption price)	$9.58

Smith Barney Class Y (and redemption price)	$9.62

Salomon Brothers Class A (and redemption price)	$9.62

Salomon Brothers Class B *	$9.53

Salomon Brothers Class C (and redemption price)	$9.58

Maximum Public Offering Price Per Share:
Smith Barney Class A (based on maximum sales charge of 2.00%)	$9.83

Salomon Brothers Class A (based on maximum sales charge of 2.00%)	$9.82

*	Redemption price is NAV of Smith Barney Class B and Salomon Brothers Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

17        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Statement of Operations (unaudited) For the Six Months Ended November 30, 2004

INVESTMENT INCOME:
Interest	$17,299,654

EXPENSES:
Distribution plan fees (Notes 2 and 5)	3,366,305
Investment advisory fee (Note 2)	2,678,424
Administration fee (Note 2)	1,339,212
Transfer agency services (Notes 2 and 5)	319,084
Registration fees	78,919
Custody	52,836
Shareholder communications (Note 5)	49,632
Audit and legal	42,433
Trustees’ fees	14,278
Other	6,084

Total Expenses	7,947,207
Less: Investment advisory fee waiver and expense reimbursement (Notes 2 and 8)	(132,929)

Net Expenses	7,814,278

Net Investment Income	9,485,376

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	223,813
Futures contracts	(969,124)

Net Realized Loss	(745,311)

Net Change in Unrealized Appreciation/Depreciation of Investments and Futures Contracts	1,333,263

Net Gain on Investments and Futures Contracts	587,952

Increase in Net Assets From Operations	$10,073,328

See Notes to Financial Statements.

18        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2004 (unaudited)

and the Year Ended May 31, 2004

	November 30	May 31
OPERATIONS:
Net investment income	$9,485,376	$23,950,319
Net realized loss	(745,311)	(1,450,505)
Net change in unrealized appreciation/depreciation	1,333,263	(17,630,830)

Increase in Net Assets From Operations	10,073,328	4,868,984

DIVIDENDS TO SHAREHOLDERS FROM (NOTE 4):
Net investment income	(12,289,770)	(35,277,503)

Decrease in Net Assets From Dividends to Shareholders	(12,289,770)	(35,277,503)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	260,402,425	1,102,464,677
Net asset value of shares issued for reinvestment of dividends	9,681,882	27,485,618
Cost of shares reacquired	(478,262,444)	(2,158,213,803)

Decrease in Net Assets From Fund Share Transactions	(208,178,137)	(1,028,263,508)

Decrease in Net Assets	(210,394,579)	(1,058,672,027)

NET ASSETS:
Beginning of period	1,435,081,882	2,493,753,909

End of period*	$1,224,687,303	$1,435,081,882

* Includes overdistributed net investment income of:	$(2,972,424)	$(168,030)

See Notes to Financial Statements.

19        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended May 31, unless otherwise noted:

Smith Barney Class A Shares(1)(2)	2004(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$ 9.64		$ 9.78	$ 9.80	$ 9.85	$ 9.66	$ 9.78

Income (Loss) From Operations:
Net investment income	0.08		0.14	0.21	0.36	0.57	0.52
Net realized and unrealized gain (loss)	0.01		(0.08)	0.07	0.03	0.21	(0.08)

Total Income From Operations	0.09		0.06	0.28	0.39	0.78	0.44

Less Dividends and Distributions From:
Net investment income	(0.10)		(0.20)	(0.29)	(0.44)	(0.59)	(0.54)
Capital	—		—	(0.01)	—	—	(0.02)

Total Dividends and Distributions	(0.10)		(0.20)	(0.30)	(0.44)	(0.59)	(0.56)

Net Asset Value, End of Period	$ 9.63		$ 9.64	$ 9.78	$ 9.80	$ 9.85	$ 9.66

Total Return(4)	0.94	%‡	0.64%	2.87%	4.08%	8.26%	4.58%

Net Assets, End of Period (millions)	$412		$536	$1,089	$416	$65	$30

Ratios to Average Net Assets:
Expenses	0.92	%(5)†	0.94%	0.95%	1.29%	3.01%	2.22%
Net investment income	1.65	†	1.49	2.13	3.68	5.88	5.38

Portfolio Turnover Rate	8%		42%	15%	49%	63%	164%

Smith Barney Class B Shares(1)(6)	2004(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$ 9.55		$ 9.69	$ 9.72	$ 9.78	$ 9.60	$ 9.74

Income (Loss) From Operations:
Net investment income	0.06		0.10	0.16	0.31	0.50	0.48
Net realized and unrealized gain (loss)	0.01		(0.09)	0.06	0.02	0.21	(0.11)

Total Income From Operations	0.07		0.01	0.22	0.33	0.71	0.37

Less Dividends and Distributions From:
Net investment income	(0.08)		(0.15)	(0.24)	(0.39)	(0.53)	(0.49)
Capital	—		—	(0.01)	—	—	(0.02)

Total Dividends and Distributions	(0.08)		(0.15)	(0.25)	(0.39)	(0.53)	(0.51)

Net Asset Value, End of Period	$ 9.54		$ 9.55	$ 9.69	$ 9.72	$ 9.78	$ 9.60

Total Return(4)	0.70	%‡	0.15%	2.28%	3.43%	7.60%	3.86%

Net Assets, End of Period (millions)	$21		$24	$38	$11	$3	$4

Ratios to Average Net Assets:
Expenses	1.43	%(5)†	1.45%	1.47%	1.78%	3.63%	2.91%
Net investment income	1.16	†	1.01	1.68	3.18	5.28	4.93

Portfolio Turnover Rate	8%		42%	15%	49%	63%	164%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On August 5, 2002, Class I shares were renamed as Class A shares. On April 4, 2003, Class A shares were renamed as Smith Barney Class A shares.
(3)	For the six months ended November 30, 2004 (unaudited).
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser waived a portion of its fee for the six months ended November 30, 2004. If such fee was not waived, the actual expense ratios would have been 0.94% and 1.45% for Smith Barney Class A and B shares, respectively.
(6)	On April 4, 2003, Class B shares were renamed as Smith Barney Class B shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

20        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended May 31, unless otherwise noted:

Smith Barney Class C Shares(1)(2)	2004(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$ 9.60		$ 9.74	$ 9.76	$ 9.81	$ 9.62	$ 9.75

Income (Loss) From Operations:
Net investment income	0.06		0.10	0.16	0.32	0.50	0.46
Net realized and unrealized gain (loss)	0.00	*	(0.08)	0.07	0.02	0.23	(0.08)

Total Income From Operations	0.06		0.02	0.23	0.34	0.73	0.38

Less Dividends and Distributions From:
Net investment income	(0.08)		(0.16)	(0.25)	(0.39)	(0.54)	(0.49)
Capital	—		—	(0.00)*	—	—	(0.02)

Total Dividends and Distributions	(0.08)		(0.16)	(0.25)	(0.39)	(0.54)	(0.51)

Net Asset Value, End of Period	$ 9.58		$ 9.60	$ 9.74	$ 9.76	$ 9.81	$ 9.62

Total Return(4)	0.60	%‡	0.17%	2.38%	3.55%	7.74%	3.98%

Net Assets, End of Period (millions)	$591		$720	$1,292	$447	$102	$98

Ratios to Average Net Assets:
Expenses	1.41	%(5)†	1.42%	1.42%	1.76%	3.60%	2.64%
Net investment income	1.18	†	1.02	1.65	3.21	5.35	4.84

Portfolio Turnover Rate	8%		42%	15%	49%	63%	164%

Smith Barney Class Y Shares(1)(6)	2004(3)		2004	2003(7)
Net Asset Value, Beginning of Period	$ 9.64		$ 9.78	$ 9.81

Income (Loss) From Operations:
Net investment income	0.09		0.17	0.13
Net realized and unrealized gain (loss)	0.01		(0.07)	0.02

Total Income From Operations	0.10		0.10	0.15

Less Dividends and Distributions From:
Net investment income	(0.12)		(0.24)	(0.18)
Capital	—		—	(0.00)*

Total Dividends and Distributions	(0.12)		(0.24)	(0.18)

Net Asset Value, End of Period	$ 9.62		$ 9.64	$ 9.78

Total Return(4)	1.00	%‡	0.99%	1.55%‡

Net Assets, End of Period (millions)	$110		$81	$73

Ratios to Average Net Assets:
Expenses	0.61	%(5)†	0.62%	0.65%†
Net investment income	2.00	†	1.76	2.14 †

Portfolio Turnover Rate	8%		42%	15%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On August 5, 2002, Class A shares were renamed as Class L shares. On April 4, 2003, Class L shares were renamed as Smith Barney Class L shares. On April 29, 2004, Smith Barney Class L shares were renamed as Smith Barney Class C shares.
(3)	For the six months ended November 30, 2004 (unaudited).
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser waived a portion of its fee for the six months ended November 30, 2004. If such fee was not waived, the actual expense ratios would have been 1.42% and 0.63% for Smith Barney Class C and Y shares, respectively.
(6)	On April 4, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(7)	For the period October 17, 2002 (inception date) to May 31, 2003.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

21        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the year or period ended May 31, unless otherwise noted:

Salomon Brothers Class A Shares(1)	2004(2)		2004		2003(3)
Net Asset Value, Beginning of Period	$9.64		$9.79		$9.77

Income (Loss) From Operations:
Net investment income	0.08		0.13		0.02
Net realized and unrealized gain (loss)	0.00	*	(0.07)		0.02

Total Income From Operations	0.08		0.06		0.04

Less Dividends and Distributions From:
Net investment income	(0.10)		(0.21)		(0.02)
Capital	—		—		(0.00	)*

Total Dividends and Distributions	(0.10)		(0.21)		(0.02)

Net Asset Value, End of Period	$9.62		$9.64		$9.79

Total Return (4)	0.83	%‡	0.60%		0.42	%‡

Net Assets, End of Period (000s)	$44,511		$38,712		$2

Ratios to Average Net Assets:
Expenses	1.01	%†(5)	1.05	%(5)	0.81	%†
Net investment income	1.58	†	1.33		1.72	†

Portfolio Turnover Rate	8%		42%		15%

Salomon Brothers Class B Shares(1)	2004(2)		2004(6)
Net Asset Value, Beginning of Period	$9.55		$9.61

Income (Loss) From Operations:
Net investment income	0.06		0.07
Net realized and unrealized loss	(0.01)		(0.01)

Total Income From Operations	0.05		0.06

Less Dividends and Distributions From:
Net investment income	(0.07)		(0.12)

Total Dividends and Distributions	(0.07)		(0.12)

Net Asset Value, End of Period	$9.53		$9.55

Total Return (4)	0.54	%‡	0.67	%‡

Net Assets, End of Period (000s)	$186		$131

Ratios to Average Net Assets:
Expenses (5)	1.53	%†	1.55	%†
Net investment income	1.12	†	0.94	†

Portfolio Turnover Rate	8%		42%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended November 30, 2004 (unaudited).
(3)	For the period April 22, 2003 (inception date) to May 31, 2003.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser waived a portion of its fee and/or reimbursed the Fund for expenses for the period ended November 30, 2004 and the year ended May 31, 2004 for Salomon Brothers Class A and Salomon Brothers Class B shares, respectively. If such fees were not waived and/or expenses not reimbursed, the actual annualized expense ratios for Salomon Brothers Class A and Salomon Brothers Class B shares would have been 1.03% and 1.68%, respectively for the period ended November 30, 2004, and the actual expense ratios for Salomon Brothers Class A and Salomon Brothers Class B shares would have been 1.17% and 2.49% annualized, respectively for the year ended May 31, 2004.
(6)	For the period August 7, 2003 (inception date) to May 31, 2004.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

22        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the year or period ended May 31, unless otherwise noted:

Salomon Brothers Class C Shares(1)(2)	2004(3)		2004		2003(4)
Net Asset Value, Beginning of Period	$9.60		$9.74		$9.74

Income (Loss) From Operations:
Net investment income	0.06		0.08		0.01
Net realized and unrealized gain (loss)	0.00	*	(0.07)		0.00	*

Total Income From Operations	0.06		0.01		0.01

Less Dividends and Distributions From:
Net investment income	(0.08)		(0.15)		(0.01)
Capital	—		—		(0.00	)*

Total Dividends and Distributions	(0.08)		(0.15)		(0.01)

Net Asset Value, End of Period	$9.58		$9.60		$9.74

Total Return (5)	0.58	%‡	0.15%		0.10	%‡

Net Assets, End of Period (000s)	$45,689		$34,763		$1,621

Ratios to Average Net Assets:
Expenses	1.45	%†(6)	1.55	%(6)	1.48	%†
Net investment income	1.17	†	0.79		1.53	†

Portfolio Turnover Rate	8%		42%		15%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Effective April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.
(3)	For the six months ended November 30, 2004 (unaudited).
(4)	For the period May 12, 2003 (inception date) to May 31, 2003.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	The investment adviser waived a portion of its fee and/or reimbursed the Fund for expenses for the period ended November 30, 2004 and the year ended May 31, 2004. If such fees were not waived and/or expenses not reimbursed, the actual expense ratios would have been $1.47% and 1.72% for the period ended November 30, 2004 and the year ended May 31, 2004, respectively.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

23        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The SB Adjustable Rate Income Fund (“Fund”), a diversified investment fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuations. U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market. Corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund’s Board of Trustees. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Security Translations and Investment Income. Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(e) Dividends and Distributions to Shareholders. Dividends from net investment income for the Fund, are declared and paid on a monthly basis. Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

24        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. At November 30, 2004, the fund had approximately $3,337,098 of paydown losses included in its overdistributed net investment income, which are treated as capital losses for federal income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended November 30, 2004, SBFM voluntarily reimbursed expenses amounting to $116 related to certain class specific expenses for Salomon Class B shares. This voluntary reimbursement can be terminated at any time by SBFM. In addition, during the period ended November 30, 2004, SBFM waived a portion of its investment advisory fee in the amount of $132,813.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent with respect to its Smith Barney Classes of shares. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent with respect to its Smith Barney Classes of shares, as well as the Fund’s transfer agent with respect to its Salomon Brothers Classes of shares. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2004, the Fund paid transfer agent fees of $277,157 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 2.00% for Smith Barney Class A and Salomon Brothers Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Smith Barney Class B and Salomon Brothers Class B shares, which applies if redemption occurs within one year from the purchase payment of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur a sales charge.

25        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Smith Barney Class C shares and Salomon Brothers Class C shares have been issued at net asset value without a sales charge or CDSC. However, if you acquire Smith Barney Class C shares by exchange from another fund whose Class C shares are subject to a deferred sales charge, you will be subject to a 1.00% deferred sales charge if you redeem such shares within one year from the date of purchase of the original shares. In addition, if you acquire Salomon Brothers Class C shares of the Fund by exchange from a Salomon Brothers fund whose Class C shares are subject to a deferred sales charge, you will be subject to a deferred sales charge if you redeem the Salomon Brothers Class C shares of the Fund within one year from the date of purchase of the originally acquired Class C shares.

For the six months ended November 30, 2004, CGM received sales charges of approximately $25,000 and $25,000 on sales of the Fund’s Smith Barney Class A and Salomon Brothers Class A shares, respectively. In addition, for the six months ended November 30, 2004, CDSCs paid to CGM were approximately $26,000, $38,000, $2,000 and $4,000 for the Fund’s Smith Barney Class A, Smith Barney Class B, Smith Barney Class C and Salomon Brothers Class A shares, respectively.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended November 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding paydowns and short-term investments) were as follows:

Purchases	$261,791,121

Sales	97,690,263

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,003,105
Gross unrealized depreciation	(6,269,368)

Net unrealized depreciation	$(3,266,263)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 2-Year Notes	525	12/04	$110,908,593	$110,389,454	$519,139

At November 30, 2004, the Fund had deposited $288,750 with the broker as initial margin collateral.

4.	Dividends Paid to Shareholders by Class

	Six Months Ended November 30, 2004	Year Ended May 31, 2004*
Net Investment Income
Smith Barney Class A	$5,035,002	$16,469,700
Smith Barney Class B	182,987	487,473
Smith Barney Class C**	5,263,738	15,975,572
Smith Barney Class Y	1,047,574	1,924,959
Salomon Brothers Class A	427,405	244,016
Salomon Brothers Class B	1,321	538
Salomon Brothers Class C***	331,743	175,245

Total	$12,289,770	$35,277,503

*	For the Salomon Brothers Class B shares, dividends paid are for the period August 7, 2003 (inception date) to May 31, 2004.
**	On April 29, 2004, Smith Barney Class L shares were renamed as Smith Barney Class C shares.
***On	April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

26        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Smith Barney Class B, Smith Barney Class C, Salomon Brothers Class B and Salomon Brothers Class C shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the six months ended November 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Rule 12b-1 Distribution Plan Fees	$611,387	$86,235	$2,457,563	$51,915	$658	$158,547

For the six months ended November 30, 2004, total Transfer Agency Service expenses were as follows:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Transfer Agency Services Expenses	$158,174	$6,587	$124,926	$66	$17,436	$138	$11,757

For the six months ended November 30, 2004, total Shareholder Communication expenses were as follows:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Shareholder Communication Expenses	$3,576	$1,869	$23,003	$245	$14,371	$121	$6,447

6.	Shares of Beneficial Interest

At November 30, 2004, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Smith Barney Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Smith Barney Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Smith Barney Class L shares and Salomon Brothers Class 2 shares as Smith Barney Class C shares and Salomon Brothers Class C shares, respectively.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2004		Year Ended May 31, 2004*
	Shares	Amount	Shares	Amount
Smith Barney Class A
Shares sold	9,654,204	$93,114,039	48,571,596	$471,648,766
Shares issued on reinvestment	390,847	3,768,432	1,260,272	12,219,098
Shares reacquired	(22,806,180)	(219,909,115)	(105,605,297)	(1,024,404,664)

Net Decrease	(12,761,129)	$(123,026,644)	(55,773,429)	$(540,536,800)

Smith Barney Class B
Shares sold	380,323	$3,631,869	1,516,063	$14,565,199
Shares issued on reinvestment	15,067	143,916	40,518	389,153
Shares reacquired	(742,837)	(7,094,653)	(2,922,278)	(28,091,314)

Net Decrease	(347,447)	$(3,318,868)	(1,365,697)	$(13,136,962)

27        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended November 30, 2004		Year Ended May 31, 2004*
	Shares	Amount	Shares	Amount
Smith Barney Class C**
Shares sold	7,077,850	$67,937,895	39,433,127	$381,505,799
Shares issued on reinvestment	437,490	4,198,402	1,319,692	12,739,756
Shares reacquired	(20,873,800)	(200,309,761)	(98,352,101)	(950,148,821)

Net Decrease	(13,358,460)	$(128,173,464)	(57,599,282)	$(555,903,266)

Smith Barney Class Y
Shares sold	4,115,075	$39,667,359	14,916,084	$144,421,422
Shares issued on reinvestment	104,372	1,005,358	182,532	1,769,216
Shares reacquired	(1,171,244)	(11,280,855)	(14,172,956)	(137,302,534)

Net Increase	3,048,203	$29,391,862	925,660	$8,888,104

Salomon Brothers Class A
Shares sold	2,823,258	$27,213,597	4,473,892	$43,364,624
Shares issued on reinvestment	30,932	298,144	23,014	222,861
Shares reacquired	(2,242,993)	(21,626,074)	(482,916)	(4,676,130)

Net Increase	611,197	$5,885,667	4,013,990	$38,911,355

Salomon Brothers Class B
Shares sold	8,882	$84,837	15,467	$148,154
Shares issued on reinvestment	51	482	45	435
Shares reacquired	(3,160)	(30,170)	(1,746)	(16,777)

Net Increase	5,773	$55,149	13,766	$131,812

Salomon Brothers Class C***
Shares sold	2,995,485	$28,752,829	4,847,121	$46,810,713
Shares issued on reinvestment	27,840	267,148	15,057	145,099
Shares reacquired	(1,876,855)	(18,011,816)	(1,407,113)	(13,573,563)

Net Increase	1,146,470	$11,008,161	3,455,065	$33,382,249

*	For Salomon Brothers Class B shares, transactions are for the period August 7, 2003 (inception date) to May 31, 2004.
**	On April 29, 2004, Smith Barney Class L shares were renamed as Smith Barney Class C shares.
***	On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

7.	Capital Loss Carryforward

At May 31, 2004, the Fund had, for federal income tax purposes, a net capital loss carryforward of approximately $29,843,000, of which $856,000 expires in 2005, $338,000 expires in 2008, $341,000 expires in 2009, $1,737,000 expires in 2010, $9,455,000 expires in 2011 and $17,116,000 expires in 2012. This amount will be available to offset any future taxable capital gains.

8.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed

28        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund, and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

29        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

30        SB Adjustable Rate Income Fund      |      2004 Semi-Annual Report

SB ADJUSTABLE RATE

INCOME FUND

TRUSTEES

Allan J. Bloostein

Dwight B. Crane

Paolo M. Cucchi

Robert A. Frankel

R. Jay Gerken, CFA

    Chairman

Paul Hardin

William R. Hutchinson

George M. Pavia

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak
Chief Financial Officer and Treasurer

David A. Torchia

Vice President and
Investment Officer

Theresa M. Veres

Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER

AND ADMINISTRATOR

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

SB Adjustable Rate Income Fund

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SB Adjustable Rate Income Fund, but it may also be used as sales literature.

SB ADJUSTABLE RATE INCOME FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD0301 1/05	04-7664

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SB Adjustable Rate Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
SB Adjustable Rate Income Fund

Date:	February 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
SB Adjustable Rate Income Fund

Date:	February 7, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
SB Adjustable Rate Income Fund

Date:	February 7, 2005